Retirement Plans and Postretirement Costs (Tables)	12 Months Ended
Jul. 01, 2012
Retirement Plans and Postretirement Costs [Abstract]
Amounts included in accumulated other comprehensive loss, net of tax

	Pension and SERP Benefits	Postretirement Benefits
Prior service cost (credit)	$44	$(3,136)
Net actuarial loss	30,132	4,722

	$30,176	$1,586

Summary of pension supplemental executive retirement plan and postretirement plans income and expense

	Pension and SERP Benefits			Postretirement Benefits
	2012	2011	2010	2012	2011	2010
COMPONENTS OF NET PERIODIC BENEFIT COST:
Service cost	$150	$70	$1,006	$11	$10	$124
Interest cost	4,784	4,692	5,047	227	275	701
Expected return on plan assets	(6,411)	(6,445)	(6,351)	—	—	—
Amortization of prior service cost (credit)	12	12	45	(764)	(764)	(388)
Amortization of unrecognized net loss	2,414	2,504	727	673	645	685

Net periodic benefit cost	949	833	474	147	166	1,122
Curtailment loss	—	—	505	—	—	—

Net benefit cost	$949	$833	$979	$147	$166	$1,122

	Pension and SERP Benefits		Postretirement Benefits
	July 1, 2012	July 3, 2011	July 1, 2012	July 3, 2011
WEIGHTED-AVERAGE ASSUMPTIONS
Benefit Obligations:
Discount rate	4.56%	5.57%	4.56%	5.57%
Expected return on plan assets	7.5%	7.8%	n/a	n/a
Rate of compensation increases—SERP	3.0%	3.0%	n/a	n/a
Net Periodic Benefit Cost:
Discount rate	5.57%	5.41%	5.57%	5.41%
Expected return on plan assets	7.8%	8.0%	n/a	n/a
Rate of compensation increases—SERP	3.0%	3.0%	n/a	n/a

	2012	2011	2012	2011
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$89,609	$90,402	$4,586	$5,642
Service cost	150	70	11	10
Interest cost	4,784	4,692	227	275
Actuarial loss (gain)	12,663	(1,829)	917	134
Benefits paid	(3,823)	(3,726)	(1,266)	(1,475)

Benefit obligation at end of year	$103,383	$89,609	$4,475	$4,586

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	$83,023	$68,768	$—	$—
Actual return on plan assets	(1,683)	15,981	—	—
Employer contribution	2,000	2,000	1,266	1,475
Benefits paid	(3,823)	(3,726)	(1,266)	(1,475)

Fair value of plan assets at end of year	79,517	83,023	—	—

Funded status-accrued benefit obligations	$(23,866)	$(6,586)	$(4,475)	$(4,586)

AMOUNTS RECOGNIZED IN CONSOLIDATED BALANCE SHEETS:
Accrued payroll and benefits (current liabilities)	$(5,664)	$(3,139)	$(1,010)	$(997)
Accrued benefit obligations (long-term liabilities)	(18,202)	(3,447)	(3,465)	(3,589)

Net amount recognized	$(23,866)	$(6,586)	$(4,475)	$(4,586)

CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Net benefit cost	$949	$833	$147	$166

Net actuarial loss (gain)	20,756	(11,365)	917	134
Amortization of prior service (cost) credits	(12)	(12)	764	764
Amortization of unrecognized net loss	(2,414)	(2,504)	(673)	(645)

Total recognized in other comprehensive income, before tax	18,330	(13,881)	1,008	253

Total recognized in net periodic benefit cost and other comprehensive income	$19,279	$(13,048)	$1,155	$419

The accumulated benefit obligations and projected benefit obligations for the pension and SERP

	Pension		SERP
	July 1, 2012	July 3, 2011	July 1, 2012	July 3, 2011
Accumulated benefit obligation	$96,167	$84,902	$6,629	$4,158
Projected benefit obligation	$96,167	$84,902	$7,216	$4,707

Significant effect of health care trend on the postretirement benefit

	1% Increase	1% Decrease
Effect on total of service and interest cost components in fiscal 2012	$4	$(4)
Effect on postretirement benefit obligation as of July 1, 2012	$85	$(83)

Pension plan weighted-average asset allocations by asset category

	Target Allocation	July 1, 2012	July 3, 2011
Equity investments	70%	64%	70%
Fixed-income investments	30%	32%	26%
Other	—%	4%	4%

Total	100%	100%	100%

Summary, by asset category, of the fair value of pension plan assets

	June 30, 2012				June 30, 2011
Asset Catagory	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$3,411	$—	$—	$3,411	$630	$—	$—	$630
Equity Securities/Funds:
Small Cap	10,707	—	—	10,707	13,770	—	—	13,770
Mid Cap	8,404	—	—	8,404	9,139	—	—	9,139
Large Cap	17,872	—	—	17,872	19,234	—	—	19,234
International	13,650	—	—	13,650	15,398	—	—	15,398
Taxable/Fixed Income Bond Funds	22,313	—	—	22,313	21,157	—	—	21,157
Hedge Funds	—	—	3,160	3,160	—	—	3,695	3,695

Total	$76,357	$—	$3,160	$79,517	$79,328	$—	$3,695	$83,023

Changes in Level 3 investments for the pension plan assets

	Fair Value June 30, 2011	Net Purchases and Sales	Realized and Unrealized Gain (loss)	Fair Value June 30, 2012

Hedge Funds	$3,695	$0	$(535)	$3,160

Expected future benefit payments

	Pension and SERP Benefits	Postretirement Benefits
2013	$9,860	$1,010
2014	$5,055	$930
2015	$5,577	$836
2016	$5,311	$702
2017	$5,522	$557
2018–2022	$31,756	$1,271